Government grant advances and loans (Tables)	12 Months Ended
Dec. 31, 2019
Government Grants [Abstract]
Schedule of Government Grant Advances and Loans

		December 31,
	Note	2017	2018	2019
		(in thousands)
Current
Government grant advances	16.1	$93	$58	$349
Research project financing	16.2	899	172	674
Government loans	16.2	600	458	449
Total current portion		$1,592	$688	$1,472
Non-current
Government grant advances	16.1	$350	$86	$510
Research project financing	16.2	2,946	4,274	4,652
Government loans	16.3	1,353	819	348
Accrued interest	16.2	381	495	640
Total non-current portion		$5,030	$5,674	$6,150